SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	9 Months Ended
Sep. 30, 2021
Supplemental Cash Flow Information
SCHEDULE OF CHANGES IN WORKING CAPITAL

Changes in working capital for the nine months period ended September 30, 2021 and 2020 are as follows:

(All amounts in table are expressed in thousands of Canadian dollars)

	September 30, 2021	September 30, 2020
(Increase) decrease in accounts receivables	(230)	43
(Increase) decrease in prepaid expenses	(32)	14
Increase (decrease) in trade payables and accrued liabilities	59	(66)
Total changes in working capital	(203)	(9)